UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-21237

Unified Series Trust___________________
(Exact name of registrant as specified in charter)

431 N. Pennsylvania St.
Indianapolis, IN                                       46204
(Address of principal executive offices)             (Zip code)

Timothy Ashburn
 Unified Fund Services
 431 N. Pennsylvania Street
 Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:            8/31

Date of reporting period:  2/29/04

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.



================================================================================
                                StoneRidge Funds
================================================================================



                               Semi-Annual Report

                                February 29, 2004

                                   (Unaudited)




                                  Fund Advisor:

                       StoneRidge Investment Partners, LLC
                             7 Great Valley Parkway
                                    Suite 200
                                Malvern, PA 19355


                            Toll Free: (800) 441-6978

StoneRidge Funds
StoneRidge Bond Fund
Schedule of Investments
February 29, 2004 (Unaudited)

                                                                            Principal
                                                                              Amount                        Value
                                                                           --------------             ------------------

Corporate Bonds - 36.67%
AOL Time Warner, Inc., 6.875%, 5/1/2012                                        $ 250,000                      $ 283,692
Apache Corp., 6.250%, 4/15/2012                                                  350,000                        398,511
Archer Daniels Midland Co., 8.875%, 4/15/2011                                    300,000                        384,796
AT&T Wireless Services, 8.125%, 5/1/2012                                         350,000                        421,118
Bear Stearns & Co., 5.700%, 11/15/2014                                           350,000                        373,049
Bellsouth Corp., 6.000%, 10/15/2011                                              350,000                        384,133
Capital One Bank, 5.750%, 9/15/2010                                              271,000                        294,000
Cendant Corp., 6.250%, 1/15/2008                                                 125,000                        137,906
Cendant Corp., 7.125%, 3/15/2015                                                 170,000                        195,895
Clear Channel Communications, 4.250%, 5/15/2009                                  350,000                        355,385
Comcast Cable Communication Corp., 6.200%, 11/15/2008                            403,000                        445,724
Daimler Chrysler, 6.400%, 5/15/2006                                              250,000                        268,792
Diageo Capital PLC, 7.250%, 11/1/2009                                            150,000                        179,116
Duke Energy Corp., 3.750%, 3/5/2008                                              350,000                        355,877
General Electric Capital Corp., 3.500%, 5/1/2008                                 190,000                        192,841
General Dynamics Corp., 2.125%, 5/15/2006                                        250,000                        250,353
General Motors Acceptance Corp., 7.750%, 1/19/2010                               525,000                        606,070
General Motors Acceptance Corp., 5.125%, 5/9/2008                                298,000                        309,895
Honeywell International, 7.500%, 3/1/2010                                         75,000                         89,500
J.P. Morgan Chase & Co., 5.750%, 1/2/2013                                        350,000                        377,378
Lehman Brothers, Inc., 7.625%, 6/1/2006                                          300,000                        336,351
Lehman Brothers Holdings, Inc., 7.200%, 8/15/2009                                200,000                        234,159
Lehman Brothers Holdings, Inc., 7.875%, 11/1/2009                                 55,000                         66,424
Masco Corp., 6.750%, 3/15/2006                                                   250,000                        272,712
Tele Communications, Inc., 7.250%, 8/1/2005                                      300,000                        322,013
Tyco International Group, 6.375%, 10/15/2011                                     200,000                        216,402
Verizon Global Funding Corp., 6.750%, 12/1/2005                                  350,000                        379,148
Weyerhaeuser Co., 6.000%, 8/1/2006                                               500,000                        540,041
                                                                                                      ------------------

TOTAL CORPORATE BONDS (Cost $8,298,211)                                                                       8,671,281
                                                                                                      ------------------

U.S. Treasury & Agency Obligations - 55.05%
FHLB, 2.300%, 3/10/2006                                                          200,000                        200,055
FNMA, Pool#730056, 4.500%, 8/1/2018                                              291,573                        294,760
FNMA, Pool#736819, 5.000%, 9/1/2033                                              297,380                        298,283
FNMA, Pool#254448, 6.500%, 9/1/2032                                              203,156                        213,819
FNMA, Pool #580835, 7.000%, 5/1/2031                                              53,793                         57,149
FNMA, Pool #253353, 7.500%, 7/1/2015                                             106,235                        114,199
FNMA, Pool#582053, 6.000%, 5/1/2016                                               85,572                         90,293
FNMA, Pool #505221, 7.000%, 8/1/2029                                              19,871                         21,117
FNMA, Pool #528981, 7.500%, 1/1/2030                                              24,791                         26,577
FNMA, Pool #534058, 6.500%, 3/1/2030                                              32,224                         33,926


See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
StoneRidge Bond Fund
Schedule of Investments - continued
February 29, 2004 (Unaudited)


                                                                             Principal
                                                                              Amount                        Value
                                                                           --------------             ------------------
U.S. Treasury & Agency Obligations - 55.05% - continued
FNMA, Pool #563821, 7.000%, 1/1/2016                                            $ 75,209                       $ 80,640
FNMA, Pool #617512, 6.000%, 1/1/2017                                             318,590                        336,165
FNMA, Pool #661132, 6.000%, 10/1/2032                                            321,829                        335,434
FNMA, Pool #664107, 5.500%, 10/01/2017                                           390,359                        407,298
FNMA, Pool #673880, 6.000%, 12/1/2032                                            247,873                        258,352
FNMA, Pool #254591, 5.500%, 1/1/2018                                             438,263                        457,280
FNMA, Pool #501301, 6.500%, 6/1/2029                                              49,291                         51,908
FNMA, Pool #621256, 6.500%, 2/1/2032                                             179,390                        188,805
FNMA, Pool #635199, 6.500%, 8/1/2017                                             312,348                        332,551
GNMA, Pool #565890, 7.000%, 5/15/2032                                             52,366                         55,803
GNMA, Pool #533978, 7.500%, 5/15/2032                                             45,172                         48,586
GNMA, Pool #536872, 7.500%, 5/15/2031                                             41,489                         44,625
GNMA, Pool #557370, 7.000%, 5/15/2031                                             13,646                         14,546
GNMA, Pool #557440, 8.000%, 10/15/2030                                            18,847                         20,570
GNMA, Pool #466174, 7.500%, 10/15/2029                                            26,280                         28,280
GNMA, Pool #468376, 7.000%, 9/15/2029                                             45,740                         48,785
GNMA, Pool #499267, 6.500%, 5/15/2029                                            153,005                        161,808
GNMA, Pool #512867, 6.500%, 6/15/2029                                             89,233                         94,367
GNMA, Pool #552932, 6.000%, 12/15/2017                                           148,561                        157,634
GNMA, Pool #571238, 6.500%, 10/15/2016                                            74,867                         80,139
GNMA, Pool #577463, 5.500%, 12/15/2017                                           156,517                        164,220
GNMA, Pool #589420, 6.000%, 6/15/2032                                            118,194                        123,586
GNMA, Pool #595048, 6.000%, 10/15/2032                                           358,543                        374,901
U.S. Treasury Note, 4.375%, 8/15/2012                                          2,570,000                      2,680,834
U.S. Treasury Note, 1.625%, 4/30/2005                                          2,701,000                      2,714,718
U.S. Treasury Note, 7.000%, 7/15/2006                                            258,000                        288,900
U.S. Treasury Note, 3.250%, 8/15/2007                                          1,289,000                      1,328,275
U.S. Treasury Note, 6.000%, 8/15/2009                                            686,000                        786,998
                                                                                                      ------------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $12,803,197)                                                  13,016,186
                                                                                                      ------------------

Money Market Securities - 6.71%
Huntington Money Market Fund - Investment Shares , 0.200% (a)                  1,587,328                      1,587,328
                                                                                                      ------------------

TOTAL MONEY MARKET SECURITIES (Cost $1,587,328)                                                               1,587,328
                                                                                                      ------------------

TOTAL INVESTMENTS - 98.43% (Cost $22,688,736)                                                              $ 23,274,795
                                                                                                      ------------------

Other assets less liabilities - 1.57%                                                                           370,523
                                                                                                      ------------------

TOTAL NET ASSETS - 100.00%                                                                                 $ 23,645,318
                                                                                                      ==================


(a) Variable rate security; the coupon rate shown represents the rate at February 29, 2004.

See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
StoneRidge Equity Fund
Schedule of Investments
February 29, 2004 (Unaudited)


Common Stocks - 97.25%                                                        Shares                        Value
                                                                           --------------             ------------------

Accident & Health Insurance - 0.98%
PartnerRe Ltd.                                                                     1,650                   $     91,146
                                                                                                      ------------------

Agents, Brokers & Services - 1.68%
Hartford Financial Services Group, Inc.                                            2,400                        157,200
                                                                                                      ------------------

Air Courier Services - 1.27%
FedEx Corp.                                                                        1,725                        118,473
                                                                                                      ------------------

Air Transportation, Scheduled - 0.40%
JetBlue Airways Corp. (a)                                                          1,550                         36,890
                                                                                                      ------------------

Aircraft Engines & Engine Parts - 2.54%
United Technologies Corp.                                                          2,575                        237,183
                                                                                                      ------------------

Bottled & Canned Soft Drinks & Carbonated Waters - 0.49%
Coca-Cola Enterprises, Inc.                                                        1,975                         46,037
                                                                                                      ------------------

Cable & Other Pay Television Services - 2.42%
Comcast Corp. Class A (a)                                                          1,550                         46,562
Viacom, Inc. - Class B                                                             4,665                        179,416
                                                                                                      ------------------
                                                                                                                225,978
                                                                                                      ------------------

Computer Communication Equipment - 2.00%
Cisco Systems, Inc. (a)                                                            8,075                        186,532
                                                                                                      ------------------

Computer Storage Devices - 0.96%
Sandisk Corp. (a)                                                                  3,525                         89,394
                                                                                                      ------------------

Construction Machinery & Equipment - 0.83%
Caterpillar, Inc.                                                                  1,025                         77,644
                                                                                                      ------------------

Crude Petroleum & Natural Gas - 0.55%
Pioneer Natural Resources Co.                                                      1,600                         51,392
                                                                                                      ------------------

Electric & Other Services Combined - 0.61%
Exelon Corp.                                                                         850                         57,069
                                                                                                      ------------------

Electronic & Other Electrical Equipment  - 3.44%
General Electric Co.                                                               9,875                        321,135
                                                                                                      ------------------

Engines & Turbines - 0.66%
Brunswick Corp.                                                                    1,575                         61,992
                                                                                                      ------------------


See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
StoneRidge Equity Fund
Schedule of Investments - continued
February 29, 2004 (Unaudited)


Common Stocks - 97.25% - continued                                            Shares                        Value
                                                                           --------------             ------------------

Finance Services - 1.54%
Morgan Stanley                                                                     2,400                      $ 143,424
                                                                                                      ------------------

Fire, Marine & Casualty Insurance - 2.71%
ACE Ltd.                                                                           3,950                        177,592
Travelers Property Casualty Corp. -  Class B                                       4,114                         75,039
                                                                                                      ------------------
                                                                                                                252,631
                                                                                                      ------------------

Food & Kindred Products - 2.80%
Altria Group, Inc.                                                                 4,550                        261,853
                                                                                                      ------------------

Hospital & Medical Service Plans - 2.14%
Anthem, Inc. (a)                                                                     455                         39,107
Humana, Inc. (a)                                                                   2,150                         47,128
PacifiCare Health Systems, Inc. (a)                                                3,175                        113,348
                                                                                                      ------------------
                                                                                                                199,583
                                                                                                      ------------------

Hotels & Motels - 0.17%
InterContinental Hotels Group plc. (c)                                             1,605                         15,809
                                                                                                      ------------------

Insurance Agents Brokers & Services - 2.69%
Marsh & McLennan Companies, Inc.                                                   1,900                         91,181
Willis Group Holdings Ltd.                                                         4,175                        160,111
                                                                                                      ------------------
                                                                                                                251,292
                                                                                                      ------------------

Investment Advice - 2.09%
Investor's Financial Services Corp.                                                4,425                        194,833
                                                                                                      ------------------

Life Insurance - 1.34%
Nationwide Financial Services, Inc. - Class A                                      3,300                        125,532
                                                                                                      ------------------

Mortgage Bankers & Loan Correspondents - 1.05%
Doral Financial Corp.                                                              2,887                         98,504
                                                                                                      ------------------

Motor Vehicles & Passenger Car Bodies - 0.26%
General Motors Corp.                                                                 500                         24,060
                                                                                                      ------------------

National Commercial Banks - 5.41%
Commerce Bancorp, Inc.                                                             1,850                        112,239
FleetBoston Financial Corp.                                                        5,950                        267,928
Hibernia Corporation                                                               2,665                         63,267
TCF Financial Corp.                                                                1,195                         62,116
                                                                                                      ------------------
                                                                                                                505,550
                                                                                                      ------------------


See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
StoneRidge Equity Fund
Schedule of Investments - continued
February 29, 2004 (Unaudited)


Common Stocks - 97.25% - continued                                            Shares                        Value
                                                                           --------------             ------------------

Natural Gas Distribution - 0.30%
KeySpan Corp.                                                                        725                       $ 27,550
                                                                                                      ------------------

Natural Gas Transmission - 0.45%
Williams Companies, Inc.                                                           4,475                         42,378
                                                                                                      ------------------

Newspapers: Publishing or Publishing & Printing - 0.50%
News Corp. Ltd. (c)                                                                1,425                         46,640
                                                                                                      ------------------

Operative Builders - 0.52%
KB Home                                                                              675                         48,836
                                                                                                      ------------------

Personal Credit Institutions - 1.29%
Capital One Financial Corp.                                                        1,700                        120,224
                                                                                                      ------------------

Petroleum Refining - 4.05%
Exxon Mobil Corp.                                                                  6,875                        289,919
Valero Energy Corp.                                                                1,475                         88,500
                                                                                                      ------------------
                                                                                                                378,419
                                                                                                      ------------------

Pharmaceutical Preparations - 1.84%
Pfizer, Inc.                                                                       4,682                        171,595
                                                                                                      ------------------

Plastic Mail, Synthetic Resin/Rubber, Cellulos - 0.62%
DuPont (EI) de NeMours & Co.                                                       1,275                         57,490
                                                                                                      ------------------

Plastics, Foil & Coated Paper Bags - 0.55%
Pactiv Corp. (a)                                                                   2,400                         51,576
                                                                                                      ------------------

Primary Production of Aluminum - 1.03%
Alcan, Inc.                                                                        2,025                         96,451
                                                                                                      ------------------

Primary Smelting & Refining of Nonferrous Metals - 0.46%
Inco Ltd. (a)                                                                      1,150                         42,734
                                                                                                      ------------------

Public Building and Related Furniture - 0.87%
Lear Corp.                                                                         1,325                         81,660
                                                                                                      ------------------

Radio & Tv Broadcasting & Communications Equipment - 0.70%
L 3 Communications Holdings, Inc.                                                  1,225                         65,562
                                                                                                      ------------------


See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
StoneRidge Equity Fund
Schedule of Investments - continued
February 29, 2004 (Unaudited)


Common Stocks - 97.25% - continued                                            Shares                        Value
                                                                           --------------             ------------------

Radio Broadcasting Stations - 0.25%
Citadel Broadcasting Corp. (a)                                                     1,250                       $ 23,375
                                                                                                      ------------------

Railroads, Line-Haul Operating - 0.66%
Union Pacific Corp.                                                                  975                         62,049
                                                                                                      ------------------

Retail - Lumber & Other Building Materials Dealers - 2.50%
Home Depot, Inc.                                                                   6,425                        233,292
                                                                                                      ------------------

Retail - Radio TV & Consumer Electronics Stores - 0.72%
Best Buy Co., Inc.                                                                 1,265                         67,361
                                                                                                      ------------------

Retail - Variety Stores - 2.17%
Wal-Mart Stores, Inc.                                                              3,400                        202,504
                                                                                                      ------------------

Rubber & Plastics Footwear - 0.49%
Reebok International Ltd.                                                          1,150                         45,782
                                                                                                      ------------------

Savings Institutions, Not Federally Chartered - 0.76%
Washington Mutual, Inc.                                                            1,575                         70,781
                                                                                                      ------------------

Security Brokers, Dealers & Flotation Companies - 3.51%
Lehman Brothers Holdings, Inc.                                                     3,780                        327,764
                                                                                                      ------------------

Semiconductors & Related Devices - 9.51%
Broadcom Corp. - Class A (a)                                                       2,300                         93,334
Intel Corp.                                                                        8,675                        253,570
Intersil Holding Corp.                                                             5,635                        132,930
Microchip Technology, Inc.                                                         6,550                        186,675
Qlogic Corp. (a)                                                                   3,200                        133,760
Taiwan Semiconductor Manufacturing Co. Ltd. (a) (c)                                8,397                         87,245
                                                                                                      ------------------
                                                                                                                887,514
                                                                                                      ------------------

Services - Advertising - 0.47%
Clear Channel Communications, Inc.                                                 1,025                         44,116
                                                                                                      ------------------

Services - Computer Processing & Data Preparation - 3.43%
Affiliated Computer Services, Inc. - Class A (a)                                   4,700                        226,822
SunGard Data Systems, Inc. (a)                                                     3,200                         93,024
                                                                                                      ------------------
                                                                                                                319,846
                                                                                                      ------------------

Services - Health Services - 0.14%
Wellpoint Health Network, Inc. (a)                                                   120                         13,052
                                                                                                      ------------------


See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
StoneRidge Equity Fund
Schedule of Investments - continued
February 29, 2004 (Unaudited)


Common Stocks - 97.25% - continued                                            Shares                        Value
                                                                           --------------             ------------------

Services - Miscellaneous Amusement & Recreation - 0.53%
Wynn Resorts Ltd. (a)                                                              1,370                       $ 49,786
                                                                                                      ------------------

Services - Personal Services - 0.57%
Cendant Corp.                                                                      2,325                         52,777
                                                                                                      ------------------

Services - Prepackaged Software - 6.23%
Cognos, Inc. (a)                                                                   3,825                        119,493
WebMD Corp. (a)                                                                    4,900                         41,944
Microsoft Corp.                                                                   12,750                        337,875
VERITAS Software Corp. (a)                                                         2,700                         82,134
                                                                                                      ------------------
                                                                                                                581,446
                                                                                                      ------------------

State Commercial Banks - 1.77%
Popular, Inc.                                                                      3,695                        165,536
                                                                                                      ------------------

Surety Insurance - 0.43%
Radian Group, Inc.                                                                   925                         40,423
                                                                                                      ------------------

Surgical & Medical Instruments & Apparatus - 3.07%
Boston Scientific Corp. (a)                                                        3,150                        128,677
Guidant Corp.                                                                      2,325                        158,425
                                                                                                      ------------------
                                                                                                                287,102
                                                                                                      ------------------

Telephone Communications - 1.50%
Verizon Communications, Inc.                                                       3,650                        139,905
                                                                                                      ------------------

Television Broadcasting Stations - 2.51%
UnitedGlobalCom, Inc.  (a)                                                         2,775                         26,335
Univision Communications, Inc. (a)                                                 5,830                        207,723
                                                                                                      ------------------
                                                                                                                234,058
                                                                                                      ------------------

Trucking (No Local) - 0.48%
Hunt (JB) Transport Services, Inc. (a)                                             1,650                         45,210
                                                                                                      ------------------

Wholesale - Computer & Peripheral Equipment & Software - 0.29%
Ingram Micro, Inc. - Class A (a)                                                   1,425                         27,047
                                                                                                      ------------------

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 1.05%
AmerisourceBergen Corp.                                                            1,000                         58,030
McKesson Corp.                                                                     1,450                         39,600
                                                                                                      ------------------
                                                                                                                 97,630
                                                                                                      ------------------

TOTAL COMMON STOCKS (Cost $8,041,301)                                                                         9,080,607
                                                                                                      ------------------


See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
StoneRidge Equity Fund
Schedule of Investments - continued
February 29, 2004 (Unaudited)


                                                                             Principal
                                                                              Amount                        Value
                                                                           --------------             ------------------
Money Market Securities - 2.26%
Huntington Money Market Fund - Investment Shares, 0.20% (b)                    $ 211,213                      $ 211,213
                                                                                                      ------------------

TOTAL MONEY MARKET SECURITIES (Cost $211,213)                                                                   211,213
                                                                                                      ------------------

TOTAL INVESTMENTS (Cost $8,252,514) - 99.51%                                                             $    9,291,820
                                                                                                      ------------------

Other assets less liabilities - 0.49%                                                                            45,393
                                                                                                      ------------------

TOTAL NET ASSETS - 100.00%                                                                               $    9,337,213
                                                                                                      ==================


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at February 29, 2004.
(c) American Depositary Receipts

See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
StoneRidge Small-Cap Growth Fund
Schedule of Investments
February 29, 2004 (Unaudited)

Common Stocks - 99.42%                                                        Shares                        Value
                                                                           --------------             ------------------

Abrasive, Asbestos & Misc Nonmetallic Mineral Products - 1.44%
Cabot Microelectronics Corp. (a)                                                  10,250                  $     456,637
                                                                                                      ------------------

Air Cond & Warm Air Heating Equip & Comm & Indl Refrig Equip - 1.59%
Engineered Support Systems, Inc.                                                   9,650                        503,730
                                                                                                      ------------------

Air Transportation, Scheduled - 0.44%
ExpressJet Holdings, Inc. (a)                                                     10,150                        139,359
                                                                                                      ------------------

Apparel & Other Finished Products Of Fabrics & Similar Material - 0.42%
Gymboree Corp. (a)                                                                 8,960                        132,160
                                                                                                      ------------------

Arrangement Of Transportation Of Freight & Cargo - 0.43%
EGL, Inc. (a)                                                                      8,500                        135,915
                                                                                                      ------------------

Biological Products  - 4.66%
NeoPharm, Inc. (a)                                                                58,126                      1,221,809
Neurocrine Biosciences, Inc. (a)                                                   2,550                        141,780
Vical, Inc. (a)                                                                   15,400                        109,648
                                                                                                      ------------------
                                                                                                              1,473,237
                                                                                                      ------------------

Computer Peripheral Equipment - 2.62%
Mobility Electronics, Inc. (a)                                                    33,835                        299,440
RSA Security, Inc. (a)                                                            31,850                        529,666
                                                                                                      ------------------
                                                                                                                829,106
                                                                                                      ------------------

Computer Services & Software - 0.79%
Digital Insight Corp. (a)                                                         11,600                        251,256
                                                                                                      ------------------

Computer Storage Devices - 0.60%
Imation Corp.                                                                      5,350                        188,855
                                                                                                      ------------------

Construction - Special Trade Contractors - 1.00%
Chicago Bridge & Iron Co. N.V. (d)                                                11,250                        315,562
                                                                                                      ------------------

Drilling Oil & Gas Wells - 1.26%
Smedvig asa (a)                                                                   50,415                        398,783
                                                                                                      ------------------

Electrical Industrial Apparatus - 0.88%
GrafTech International Ltd. (a)                                                   20,600                        279,542
                                                                                                      ------------------


See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
StoneRidge Small-Cap Growth Fund
Schedule of Investments - continued
February 29, 2004 (Unaudited)

Common Stocks - 99.42% - continued                                            Shares                        Value
                                                                           --------------             ------------------

Electronic Components - 1.47%
Innovex, Inc. (a)                                                                 11,150                       $ 76,935
Planar Systems, Inc. (a)                                                           5,100                         80,682
Silicon Image, Inc. (a)                                                           27,500                        306,625
                                                                                                      ------------------
                                                                                                                464,242
                                                                                                      ------------------

Fire, Marine & Casualty Insurance - 0.40%
The Navigators Group, Inc. (a)                                                     4,400                        127,380
                                                                                                      ------------------

Hazardous Waste Management - 0.48%
Bennett Environmental, Inc. (a)                                                    8,525                        152,597
                                                                                                      ------------------

Hospital & Medical Service Plans - 0.42%
Sierra Health Services, Inc. (a)                                                   4,005                        133,887
                                                                                                      ------------------

In Vitro & In Vivo Diagnostic Substances - 2.39%
Human Genome Sciences, Inc. (a)                                                   20,300                        258,825
North American Scientific, Inc. (a)                                               49,855                        498,550
                                                                                                      ------------------
                                                                                                                757,375
                                                                                                      ------------------

Insurance Agents Brokers & Services - 0.61%
Hub International LTD                                                             11,750                        193,875
                                                                                                      ------------------

Investment Advice - 3.64%
Affiliated Managers Group (a)                                                      9,100                        768,950
Investor's Financial Services Corp.                                                8,700                        383,061
                                                                                                      ------------------
                                                                                                              1,152,011
                                                                                                      ------------------

Laboratory Apparatus & Furniture - 0.45%
ThermoGenesis Corp. (a)                                                           28,000                        142,800
                                                                                                      ------------------

Lumber & Wood Products  - 0.68%
Trex Company, Inc.  (a)                                                            6,135                        215,523
                                                                                                      ------------------

Measuring & Controlling Devices - 0.52%
Trimble Navigation Ltd. (a)                                                        5,010                        166,031
                                                                                                      ------------------

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.09%
Quiksilver, Inc.  (a)                                                             17,600                        345,312
                                                                                                      ------------------

Miscellaneous Manufacturing Industries - 0.50%
WMS Industries, Inc. (a)                                                           5,950                        158,092
                                                                                                      ------------------


See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
StoneRidge Small-Cap Growth Fund
Schedule of Investments - continued
February 29, 2004 (Unaudited)

Common Stocks - 99.42% - continued                                            Shares                        Value
                                                                           --------------             ------------------

Miscellaneous Primary Metal Products - 0.38%
Nanophase Technologies Corp. (a)                                                  12,300                      $ 119,310
                                                                                                      ------------------

Miscellaneous Publishing - 0.29%
PLATO Learning, Inc. (a)                                                           7,050                         92,708
                                                                                                      ------------------

Mortgage Bankers & Loan Correspondents - 1.98%
Doral Financial Corp.                                                             18,362                        626,511
                                                                                                      ------------------

Motor Vehicle Parts & Accessories - 0.98%
CLARCOR, Inc.                                                                      7,150                        308,522
                                                                                                      ------------------

National Commercial Banks - 0.17%
Cardinal Financial Corp. (a)                                                       6,100                         52,460
                                                                                                      ------------------

Oil & Gas Field Machinery & Equipment - 2.29%
Gulfmark Offshore, Inc. (a)                                                       15,375                        252,919
National-Oilwell, Inc. (a)                                                        11,977                        355,837
Tesco Corp. (a)                                                                   14,805                        115,035
                                                                                                      ------------------
                                                                                                                723,791
                                                                                                      ------------------

Oil & Gas Field Services - 0.61%
Superior Energy Services, Inc. (a)                                                20,145                        191,982
                                                                                                      ------------------

Operative Builders - 1.46%
WCI Communities, Inc. (a)                                                         20,105                        461,209
                                                                                                      ------------------

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.04%
DJ Orthopedics, Inc. (a)                                                             600                         13,200
                                                                                                      ------------------

Periodicals: Publishing or Publishing & Printing - 0.33%
PRIMEDIA, Inc.  (a)                                                               37,684                        103,631
                                                                                                      ------------------

Pharmaceutical Preparations - 1.84%
Adolor Corp. (a)                                                                   8,835                        137,208
Cell Genesys, Inc. (a)                                                             6,320                         89,238
Durect Corp. (a)                                                                  50,800                        127,508
Nektar Therapeutics (a)                                                            8,450                        160,973
NitroMed, Inc. (a)                                                                 6,525                         57,224
Rigel Pharmaceuticals, Inc. (a)                                                      600                         11,688
                                                                                                      ------------------
                                                                                                                583,839
                                                                                                      ------------------


See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
StoneRidge Small-Cap Growth Fund
Schedule of Investments - continued
February 29, 2004 (Unaudited)

Common Stocks - 99.42% - continued                                            Shares                        Value
                                                                           --------------             ------------------

Photographic Equipment & Supplies - 2.35%
Avid Technology, Inc. (a)                                                         13,700                      $ 581,839
Concord Camera Corp. (a)                                                          25,550                        160,454
                                                                                                      ------------------
                                                                                                                742,293
                                                                                                      ------------------

Radio & Tv Broadcasting & Communications Equipment - 1.84%
KVH Industries, Inc. (a)                                                          12,200                        198,128
SafeNet, Inc. (a)                                                                 10,125                        385,054
                                                                                                      ------------------
                                                                                                                583,182
                                                                                                      ------------------

Radio Broadcasting Stations - 0.17%
Saga Communications, Inc. (a)                                                      2,935                         54,591
                                                                                                      ------------------

Retail - Apparel & Accessory Stores - 1.04%
Claire's Stores Inc.                                                              16,300                        329,586
                                                                                                      ------------------

Retail - Auto Dealers & Gasoline Stations - 1.66%
Group 1 Automotive, Inc. (a)                                                       5,250                        191,100
Sonic Automotive, Inc.                                                            13,650                        335,790
                                                                                                      ------------------
                                                                                                                526,890
                                                                                                      ------------------

Retail - Radio TV & Consumer Electronics Stores - 0.46%
REX Stores, Corp. (a)                                                              9,650                        133,363
Ultimate Electronics, Inc. (a)                                                     1,800                         13,158
                                                                                                      ------------------
                                                                                                                146,521
                                                                                                      ------------------

Retail - Variety Stores - 1.39%
Big Lots, Inc. (a)                                                                20,450                        294,480
Grupo Elektra, S.A. de C.V. (a) (c)                                                6,480                        144,828
                                                                                                      ------------------
                                                                                                                439,308
                                                                                                      ------------------

Retail - Women's Clothing Stores - 0.56%
Christopher & Banks, Inc.                                                          9,500                        176,985
                                                                                                      ------------------

Rubber & Plastics Footwear - 1.02%
Reebok International Ltd. (a)                                                      8,100                        322,461
                                                                                                      ------------------

Savings Institution, Federally Chartered - 0.67%
BankAtlantic Bancorp - Class A                                                    11,800                        211,456
                                                                                                      ------------------

Savings Institutions, Not Federally Chartered - 0.49%
Independence Community Bank Corp.                                                  3,950                        156,301
                                                                                                      ------------------


See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
StoneRidge Small-Cap Growth Fund
Schedule of Investments - continued
February 29, 2004 (Unaudited)


Common Stocks - 99.42% - continued                                            Shares                        Value
                                                                           --------------             ------------------

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.72%
Chicago Mercantile Exchange, Inc.                                                  2,450                      $ 228,462
                                                                                                      ------------------

Security Brokers, Dealers & Flotation Companies - 0.38%
Tradestation Group, Inc. (a)                                                      15,800                        119,764
                                                                                                      ------------------

Semiconductors & Related Devices - 11.71%
Agere Systems, Inc. - Class A  (a)                                               106,650                        413,802
AMIS Holdings, Inc. (a)                                                           15,400                        271,810
Applied Micro Circuits Corp. (a)                                                  48,250                        311,695
FormFactor, Inc. (a)                                                              23,605                        480,126
Globespanvirata, Inc. (a)                                                         73,620                        653,009
OSI Systems, Inc. (a)                                                             32,000                        624,000
Photronics Inc. (a)                                                                6,655                        115,597
Tessera Technologies, Inc. (a)                                                    14,000                        271,600
Transmeta Corp. (a)                                                               98,900                        358,018
Tripath Technology, Inc. (a)                                                      37,400                        206,448
                                                                                                      ------------------
                                                                                                              3,706,105
                                                                                                      ------------------

Services - Advertising Agencies - 0.92%
Grey Global Group, Inc.                                                              425                        289,850
                                                                                                      ------------------

Services - Amusement & Recreation Services - 0.53%
Intrawest Corp.                                                                    9,400                        166,192
                                                                                                      ------------------

Services - Auto Rental & Leasing  - 1.20%
Ryder System, Inc.                                                                10,300                        379,452
                                                                                                      ------------------

Services - Business Services - 1.83%
aQuantive, Inc. (a)                                                               28,200                        274,386
Websense, Inc. (a)                                                                11,200                        305,760
                                                                                                      ------------------
                                                                                                                580,146
                                                                                                      ------------------

Services - Commercial Physical & Biological Research - 1.95%
Diversa Corp. (a)                                                                 62,715                        616,488
                                                                                                      ------------------

Services - Computer Integrated Systems Design - 3.48%
At Road, Inc. (a)                                                                 22,100                        264,095
CACI International, Inc. (a)                                                      11,050                        490,067
Sonic Solutions (a)                                                               17,600                        348,480
                                                                                                      ------------------
                                                                                                              1,102,642
                                                                                                      ------------------


See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
StoneRidge Small-Cap Growth Fund
Schedule of Investments - continued
February 29, 2004 (Unaudited)

Common Stocks - 99.42% - continued                                            Shares                        Value
                                                                           --------------             ------------------

Services - Computer Programming Services - 2.25%
Synaptics, Inc. (a)                                                               11,257                      $ 205,778
Wind River Systems, Inc. (a)                                                      51,650                        505,654
                                                                                                      ------------------
                                                                                                                711,432
                                                                                                      ------------------

Services - Employment Agencies - 0.52%
Heidrick & Struggles International Inc. (a)                                        7,700                        163,548
                                                                                                      ------------------

Services - Equipment Rental & Leasing - 0.93%
United Rentals, Inc. (a)                                                          16,800                        294,672
                                                                                                      ------------------

Services - Help Supply Services - 0.54%
Labor Ready, Inc. (a)                                                             13,760                        172,000
                                                                                                      ------------------

Services - Management & Consulting Services - 0.48%
Navigant Consulting, Inc. (a)                                                      7,800                        151,944
                                                                                                      ------------------

Services - Medical Laboratories - 0.94%
Enzo Biochem, Inc. (a)                                                            16,600                        296,974
                                                                                                      ------------------

Services - Miscellaneous Amusement & Recreation - 2.58%
Isle of Capri Casinos, Inc. (a)                                                   32,350                        743,403
Wynn Resorts Ltd. (a)                                                              1,975                         71,772
                                                                                                      ------------------
                                                                                                                815,175
                                                                                                      ------------------

Services - Prepackaged Software - 5.33%
Captiva Software Corp. (a)                                                        14,800                        174,196
Epicor Software Corp. (a)                                                         20,150                        284,115
Hyperion Solutions Corp. (a)                                                      25,350                        906,009
Tumbleweed Communications Corp. (a)                                               44,550                        322,988
                                                                                                      ------------------
                                                                                                              1,687,308
                                                                                                      ------------------

Services - To Dwellings & Other Buildings - 0.72%
ABM Industries, Inc.                                                              12,550                        226,653
                                                                                                      ------------------

State Commercial Banks - 2.09%
Mercantile Bank Corp.                                                              5,400                        199,530
UCBH Holdings, Inc.                                                                7,700                        300,300
Wintrust Financial Corp.                                                           3,350                        161,135
                                                                                                      ------------------
                                                                                                                660,965
                                                                                                      ------------------

Steel Pipe & Tubes - 1.05%
Maverick Tube Corp. (a)                                                           16,100                        330,855
                                                                                                      ------------------


See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
StoneRidge Small-Cap Growth Fund
Schedule of Investments - continued
February 29, 2004 (Unaudited)


Common Stocks - 99.42% - continued                                            Shares                        Value
                                                                           --------------             ------------------

Surgical & Medical Instruments & Apparatus - 0.48%
Conceptus, Inc. (a)                                                               16,450                      $ 152,656
                                                                                                      ------------------

Television Broadcasting Stations - 4.68%
SBS Broadcasting S.A. (a)                                                         17,800                        588,290
Sinclair Broadcast Group, Inc. (a)                                                24,000                        301,440
TV Azteca, S.A. de C.V. (c)                                                       32,600                        294,378
UnitedGlobalCom, Inc.  (a)                                                        31,305                        297,084
                                                                                                      ------------------
                                                                                                              1,481,192
                                                                                                      ------------------

Title Insurance - 1.18%
The First American Financial Corp.                                                12,250                        374,237
                                                                                                      ------------------

Transportation Services - 0.40%
ebookers Plc. (c) (a)                                                              7,700                        127,050
                                                                                                      ------------------

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 0.67%
Nu Skin Enterprises, Inc.                                                         11,100                        212,565
                                                                                                      ------------------

Wholesale - Paper & Paper Products - 1.06%
Boise Cascade Corp.                                                                9,950                        335,316
                                                                                                      ------------------

TOTAL COMMON STOCKS (Cost $27,349,798)                                                                       31,463,647
                                                                                                      ------------------

                                                                             Principal
                                                                              Amount
                                                                           --------------
Money Market Securities - 0.90%
Huntington Money Market Fund - Investment Shares, 0.20% (b)                    $ 286,602                        286,602
                                                                                                      ------------------

TOTAL MONEY MARKET SECURITIES (Cost $286,602)                                                                   286,602
                                                                                                      ------------------

TOTAL INVESTMENTS (Cost $27,636,400) - 100.32%                                                           $   31,750,249
                                                                                                      ------------------

Liabilities in excess of other assets - (0.32%)                                                                (102,044)
                                                                                                      ------------------

TOTAL NET ASSETS - 100.00%                                                                                $     260,393
                                                                                                      ==================


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at February 29, 2004.
(c) American Depositary Receipts
(d) New York Registry

See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
Statements of Assets and Liabilities - February 29, 2004 (Unaudited)

                                                                              StoneRidge       StoneRidge         StoneRidge
                                                                                 Bond            Equity        Small Cap Growth
                                                                                 Fund             Fund               Fund
                                                                            ----------------  --------------  --------------------

Assets:
Investments in securities:
   At cost                                                                     $ 22,688,736     $ 8,252,514          $ 27,636,400
                                                                            ================  ==============  ====================
   At value                                                                    $ 23,274,795     $ 9,291,820          $ 31,750,249

Interest receivable                                                                 187,028              34                   151
Dividends receivable                                                                      -          10,539                 4,235
Receivable for investments sold                                                           -         243,636                44,495
Receivable for fund shares sold                                                     217,168          54,325                11,273
Other assets                                                                              -           1,493                     -
Receivable from advisor                                                                   -           2,271                     -
                                                                            ----------------  --------------  --------------------
     Total assets                                                                23,678,991       9,604,118            31,810,403
                                                                            ----------------  --------------  --------------------

Liabilities:
Accrued advisory fees                                                                 2,583               -                20,496
Payable for fund shares redeemed                                                     21,185           5,301                 7,245
Accrued expenses                                                                      9,452          12,573                11,261
Accrued trustee fees                                                                    453               -                   966
Payable for investments purchased                                                         -         249,032               122,230
                                                                            ----------------  --------------  --------------------
     Total liabilities                                                               33,673         266,906               162,198
                                                                            ----------------  --------------  --------------------

Net Assets:                                                                    $ 23,645,318     $ 9,337,212          $ 31,648,205
                                                                            ================  ==============  ====================

Net Assets consist of:
Paid in capital                                                                  23,338,927      10,163,551            40,924,041
Accumulated undistributed net investment income (loss)                                  355          12,313              (160,372)
Accumulated net realized gain (loss) on investments                                (280,023)     (1,877,958)          (13,229,313)
Net unrealized appreciation (depreciation) on investments                           586,059       1,039,306             4,113,849
                                                                            ----------------  --------------  --------------------

                                                                               $ 23,645,318     $ 9,337,212          $ 31,648,205
                                                                            ================  ==============  ====================

Shares outstanding                                                                2,328,724       1,501,153             5,174,594
                                                                            ----------------  --------------  --------------------
   (unlimited number of shares issued with no par value)

Net asset value and offering
   price per share                                                                  $ 10.15          $ 6.22                $ 6.12
                                                                            ================  ==============  ====================


See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
Statements of Operations
Six months ended February 29, 2004 (Unaudited)

                                                                              StoneRidge       StoneRidge         StoneRidge
                                                                                 Bond            Equity        Small Cap Growth
                                                                                 Fund             Fund               Fund
                                                                            ----------------  --------------  --------------------

Investment Income
Dividend income                                                                  $        -        $ 54,305              $ 39,087
Interest income                                                                     470,454             183                   872
                                                                            ----------------  --------------  --------------------
  Total Income                                                                      470,454          54,488                39,959
                                                                            ----------------  --------------  --------------------

Expenses
Investment advisor fee (Note 3)                                                      46,382          25,791               160,202
Administration expenses                                                              14,885          14,521                16,559
Fund accounting expenses                                                              9,970           9,852                10,045
Transfer agent expenses                                                               9,153           8,144                 8,035
Pricing expenses                                                                      4,796           3,717                 5,335
Custodian expenses                                                                    4,361           5,780                 6,897
Auditing expenses                                                                     3,408           2,684                 4,118
Legal expenses                                                                        3,589           2,264                 4,349
Insurance expenses                                                                    2,765           1,471                 3,218
Registration expenses                                                                 1,095             531                 1,694
Trustee expenses                                                                      1,258             586                 1,770
Miscellaneous expenses                                                                1,629             750                 2,790
Printing expenses                                                                       170             315                   391
                                                                            ----------------  --------------  --------------------
  Total Expenses                                                                    103,461          76,406               225,403
Expenses waived by advisor                                                          (28,089)        (37,635)              (25,072)
                                                                            ----------------  --------------  --------------------
Total operating expenses                                                             75,372          38,771               200,331
                                                                            ----------------  --------------  --------------------
Net Investment Income (Loss)                                                        395,082          15,717              (160,372)
                                                                            ----------------  --------------  --------------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                    18,988         632,469             4,714,271
Change in net unrealized appreciation (depreciation)
   on investment securities                                                         527,162         634,880             1,458,036
                                                                            ----------------  --------------  --------------------
Net realized and unrealized gain (loss) on investment securities                    546,150       1,267,349             6,172,307
                                                                            ----------------  --------------  --------------------
Net increase (decrease) in net assets resulting from operations                   $ 941,232     $ 1,283,066           $ 6,011,935
                                                                            ================  ==============  ====================


See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
Statements of Changes in Net Assets

                                                                            StoneRidge                        StoneRidge
                                                                            Bond Fund                        Equity Fund
                                                          --------------------------------- ---------------------------------

                                                                Six months ended                  Six months ended
                                                                February 29, 2004  Year ended     February 29, 2004   Year ended
Increase (Decrease) in Net Assets                                  (Unaudited)    August 31, 2003    (Unaudited)     August 31, 2003
                                                                 --------------------------------- ----------------- ---------------
Operations:
  Net investment income (loss)                                          $ 395,082     $ 1,036,276          $ 15,717        $ 23,341
  Net realized gain (loss) on investment securities                        18,988         790,868           632,469        (730,238)
  Change in net unrealized appreciation (depreciation)                    527,162        (283,653)          634,880       1,637,707
                                                                 --------------------------------- ----------------- ---------------
  Net increase (decrease) in net assets resulting from operations         941,232       1,543,491         1,283,066         930,810
                                                                 --------------------------------- ----------------- ---------------
Distributions:
  From net investment income                                             (391,476)     (1,039,063)          (27,168)              -
  From net realized gain                                                 (742,849)              -                 -               -
                                                                 --------------------------------- ----------------- ---------------
  Total distributions                                                  (1,134,325)     (1,039,063)          (27,168)              -
                                                                 --------------------------------- ----------------- ---------------
Capital Share Transactions:
  Proceeds from shares sold                                             1,981,123       4,848,395           596,969       4,639,319
  Reinvestment of distributions                                         1,134,325       1,039,063            27,168               -
  Amount paid for shares repurchased                                   (2,284,414)     (6,571,178)         (549,492)       (881,778)
                                                                 --------------------------------- ----------------- ---------------
  Net increase (decrease) in net assets resulting
     from share transactions                                              831,034        (683,720)           74,645       3,757,541
                                                                 --------------------------------- ----------------- ---------------
Total Increase (Decrease) in Net Assets                                   637,941        (179,292)        1,330,543       4,688,351
                                                                 --------------------------------- ----------------- ---------------

Net Assets:
  Beginning of period                                                  23,007,377      23,186,669         8,006,669       3,318,318
                                                                 --------------------------------- ----------------- ---------------

  End of period                                                      $ 23,645,318    $ 23,007,377       $ 9,337,212     $ 8,006,669
                                                                 ================================= ================= ===============

Accumulated undistributed net
   investment income (loss) included
   in net assets at end of period                                           $ 355        $ (3,251)         $ 12,313        $ 23,763
                                                                 --------------------------------- ----------------- ---------------

Capital Share Transactions:
  Shares sold                                                             193,238         468,251           101,690         962,743
  Shares issued in reinvestment of distributions                          112,079         100,648             4,536               -
  Shares repurchased                                                     (222,373)       (628,237)          (94,649)       (188,231)
                                                                 --------------------------------- ----------------- ---------------

  Net increase (decrease) from capital transactions                        82,944         (59,338)           11,577         774,512
                                                                 ================================= ================= ===============


See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
Statements of Changes in Net Assets - continued

                                                                                                  StoneRidge
                                                                                            Small Cap Growth Fund
                                                                                   ----------------------------------------

                                                                                    Six months ended
                                                                                    February 29, 2004       Year ended
Increase (Decrease) in Net Assets                                                      (Unaudited)        August 31, 2003
                                                                                   --------------------  ------------------
Operations:
  Net investment income (loss)                                                              $ (160,372)         $ (235,287)
  Net realized gain (loss) on investment securities                                          4,714,271         (11,116,784)
  Change in net unrealized appreciation (depreciation)                                       1,458,036          19,695,866
                                                                                   --------------------  ------------------
  Net increase (decrease) in net assets resulting from operations                            6,011,935           8,343,795
                                                                                   --------------------  ------------------
Capital Share Transactions:
  Proceeds from shares sold                                                                  1,436,082           4,366,346
  Reinvestment of distributions                                                                      -                   -
  Amount paid for shares repurchased                                                        (8,975,381)         (2,624,723)
                                                                                   --------------------  ------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                (7,539,299)          1,741,623
                                                                                   --------------------  ------------------
Total Increase (Decrease) in Net Assets                                                     (1,527,364)         10,085,418
                                                                                   --------------------  ------------------

Net Assets:
  Beginning of period                                                                       33,175,569          23,090,151
                                                                                   --------------------  ------------------

  End of period                                                                           $ 31,648,205        $ 33,175,569
                                                                                   ====================  ==================

Accumulated undistributed net
   investment income (loss) included
   in net assets at end of period                                                           $ (160,372)                $ -
                                                                                   --------------------  ------------------

Capital Share Transactions:
  Shares sold                                                                                  251,527           1,084,614
  Shares issued in reinvestment of distributions                                                     -                   -
  Shares repurchased                                                                        (1,614,049)           (685,599)
                                                                                   --------------------  ------------------

  Net increase (decrease) from capital transactions                                         (1,362,522)            399,015
                                                                                   ====================  ==================



See accompanying notes which are an integral part of the financial statments.

StoneRidge Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                 StoneRidge
                                                                                 Bond Fund
                                             -------------------------------------------------------------------------------------

                                               Six months
                                                 ended             Year             Year            Year         For the period
                                             February 29, 2004     ended           ended            ended           ended
                                              (Unaudited)      August 31, 2003 August 31, 2002  August 31, 2001 August 31, 2000(a)
                                             ---------------   --------------  ---------------  ------------------------------

Selected Per Share Data
Net asset value, beginning of period                $ 10.24          $ 10.06          $ 10.47          $ 9.98         $ 10.00
                                             ---------------   --------------  ---------------  --------------  --------------
Income from investment operations
  Net investment income (loss)                         0.17             0.44             0.53            0.60            0.52
  Net realized and unrealized gain (loss)              0.24             0.18            (0.32)           0.48           (0.02)
                                             ---------------   --------------  ---------------  --------------  --------------
Total from investment operations                       0.41             0.62             0.21            1.08            0.50
                                             ---------------   --------------  ---------------  --------------  --------------
Less Distributions to Shareholders:
  From net investment income                          (0.17)           (0.44)           (0.53)          (0.59)          (0.52)
  From net realized gain                              (0.33)               -            (0.09)              -               -
                                             ---------------   --------------  ---------------  --------------  --------------
Total distributions                                   (0.50)           (0.44)           (0.62)          (0.59)          (0.52)
                                             ---------------   --------------  ---------------  --------------  --------------

Net asset value, end of period                      $ 10.15          $ 10.24          $ 10.06         $ 10.47          $ 9.98
                                             ===============   ==============  ===============  ==============  ==============

Total Return                                          4.13% (b)        6.22%            2.00%          11.16%           5.21% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                    $ 23,645         $ 23,007         $ 23,187        $ 21,815        $ 18,852
Ratio of expenses to average net assets               0.65% (c)        0.65%            0.65%           0.65%           0.65% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                      0.89% (c)        0.89%            0.89%           0.91%           0.93% (c)
Ratio of net investment income to
   average net assets                                 3.40% (c)        4.25%            5.11%           5.85%           5.88% (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement   3.16% (c)        4.02%            4.88%           5.60%           5.59% (c)
Portfolio turnover rate                              25.23%          237.17%           63.00%          66.33%         137.78%


(a) For the period October 13, 1999 (Commencement of Operations) to August 31, 2000.
(b) Not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                                 StoneRidge
                                                                                Equity Fund
                                             -------------------------------------------------------------------------------------

                                               Six months
                                                 ended             Year             Year             Year         For the period
                                             February 29, 2004     ended           ended            ended            ended
                                              (Unaudited)      August 31, 2003  August 31, 2002  August 31, 2001 August 31, 2000(a)
                                             ---------------   --------------   -------------    ------------------------------

Selected Per Share Data
Net asset value, beginning of period                 $ 5.38           $ 4.64          $ 7.48          $ 13.68          $ 10.00
                                             ---------------   --------------   -------------    -------------   --------------
Income from investment operations
  Net investment income (loss)                         0.01             0.02            0.02             0.01             0.03
  Net realized and unrealized gain (loss)              0.85             0.72           (2.50)           (3.10)            3.66
                                             ---------------   --------------   -------------    -------------   --------------
Total from investment operations                       0.86             0.74           (2.48)           (3.09)            3.69
                                             ---------------   --------------   -------------    -------------   --------------
Less Distributions to Shareholders:
  From net investment income                          (0.02)               -           (0.01)           (0.03)           (0.01)
  From net realized gain                                  -                -           (0.35)           (3.08)               -
                                             ---------------   --------------   -------------    -------------   --------------
Total distributions                                   (0.02)               -           (0.36)           (3.11)           (0.01)
                                             ---------------   --------------   -------------    -------------   --------------

Net asset value, end of period                       $ 6.22           $ 5.38          $ 4.64           $ 7.48          $ 13.68
                                             ===============   ==============   =============    =============   ==============

Total Return                                         15.97% (b)       15.95%         -34.63%          -25.80%           36.93% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                     $ 9,337          $ 8,007         $ 3,318          $ 4,809          $ 5,813
Ratio of expenses to average net assets               0.90% (c)        0.90%           0.90%            0.90%            0.90% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                      1.77% (c)        2.78%           2.73%            2.39%            2.44% (c)
Ratio of net investment income to
   average net assets                                 0.36% (c)        0.51%           0.26%            0.10%            0.26% (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement  (0.51)%(c)       (1.37)%         (1.56)%          (1.38)%          (1.28)%(c)
Portfolio turnover rate                              57.70%          122.29%          51.64%          105.93%          127.80%


(a) For the period October 1, 1999 (Commencement of Operations) to August 31, 2000.
(b) Not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                  StoneRidge
                                                                             Small Cap Growth Fund
                                              --------------------------------------------------------------------------------------

                                                Six months
                                                  ended             Year             Year             Year          For the period
                                              February 29, 2004     ended            ended            ended            ended
                                               (Unaudited)      August 31, 2003  August 31, 2002  August 31, 2001 August 31, 2000(a)
                                              ---------------   --------------   --------------   -------------------------------

Selected Per Share Data
Net asset value, beginning of period                  $ 5.07           $ 3.76           $ 6.07          $ 17.01          $ 10.00
                                              ---------------   --------------   --------------   --------------   --------------
Income from investment operations
  Net investment income (loss)                         (0.03)           (0.04)           (0.05)           (0.07)           (0.09)
  Net realized and unrealized gain (loss)               1.08             1.35            (2.26)           (5.57)            7.24
                                              ---------------   --------------   --------------   --------------   --------------
Total from investment operations                        1.05             1.31            (2.31)           (5.64)            7.15
                                              ---------------   --------------   --------------   --------------   --------------
Less Distributions to Shareholders:
  From net investment income                               -                -                -                -            (0.01)
  From net realized gain                                   -                -                -            (5.30)           (0.13)
                                              ---------------   --------------   --------------   --------------   --------------
Total distributions                                        -                -                -            (5.30)           (0.14)
                                              ---------------   --------------   --------------   --------------   --------------

Net asset value, end of period                        $ 6.12           $ 5.07           $ 3.76           $ 6.07          $ 17.01
                                              ===============   ==============   ==============   ==============   ==============

Total Return                                          20.71% (b)       34.84%          -38.06%          -36.96%           71.94% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                     $ 31,648         $ 33,176         $ 23,090         $ 20,782         $ 19,047
Ratio of expenses to average net assets                1.25% (c)        1.25%            1.25%            1.25%            1.25% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                       1.40% (c)        1.47%            1.52%            1.53%            1.78% (c)
Ratio of net investment income to
   average net assets                                 (1.00)%(c)        (0.97)%          (1.00)%          (0.91)%         (0.70)%(c)
Ratio of net investment income to
   average net assets before waiver & reimbursement   (1.15)%(c)        (1.19)%          (1.27)%          (1.19)%         (1.23)%(c)
Portfolio turnover rate                               71.04%          105.64%           71.97%          146.06%          233.01%


(a) For the period October 1, 1999 (Commencement of Operations) to August 31, 2000.
(b) Not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

                                StoneRidge Funds
                        Notes to the Financial Statements
                                February 29, 2004
                                   (Unaudited)

NOTE 1.  ORGANIZATION

The StoneRidge Equity Fund (the "Equity Fund"), StoneRidge Small Cap Growth Fund (the "Small Cap Growth Fund") and StoneRidge Bond Fund (the "Bond Fund") (collectively, the "Funds") each were organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the StoneRidge Equity Fund is capital appreciation over the long term. The investment objective of the StoneRidge Small Cap Growth Fund (formerly the StoneRidge Small Cap Equity Fund) is capital growth over the long term. The investment objective of the StoneRidge Bond Fund is income consistent with preservation of capital.

On January 3, 2003, each of the Funds entered into a tax-free reorganization. In this reorganization, the Equity Fund acquired all of the assets and liabilities of the StoneRidge Equity Fund, a series of the AmeriPrime Advisors Trust. The Small Cap Growth Fund acquired all of the assets and liabilities of the StoneRidge Small Cap Growth Fund, a series of the AmeriPrime Advisors Trust. In addition, the Bond Fund acquired all of the assets and liabilities of an additional series of AmeriPrime Advisors Trust called the StoneRidge Bond Fund. Each of the predecessor funds are referred to collectively as the "Predecessor Funds." Shareholders of the Predecessor Funds received shares of the Funds in exchange for their Predecessor Funds' shares, and the Predecessor Funds ceased operations. The investment advisor to each Fund is StoneRidge Investment Partners, LLC (the "Advisor"). The Predecessor Funds of the Equity Fund, the Small Cap Growth Fund and the Bond Fund commenced operations on October 1, 1999, October 1, 1999, and October 13, 1999, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                                StoneRidge Funds
                        Notes to the Financial Statements
                          February 29, 2004 - continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes- There is no provision for federal income tax. The Funds intend to qualify each year as "regulated investment companies" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Equity Fund and Small Cap Growth Fund intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis and record on ex-dividend date. The Bond Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis on the ex-dividend date. The Funds intend to distribute their net realized long term capital gains and their net realized short term capital gains at least once a year.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor is StoneRidge Investment Partners, L.L.C. Under the terms of the management agreement (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: Equity Fund, 0.60%; Small Cap Growth Fund, 1.00%; Bond Fund, 0.40%. For the six months ended February 29, 2004, the Advisor earned a fee of $46,382 from the Bond Fund, $25,791 from the Equity Fund, and $160,202 from the Small Cap Growth Fund.

The Advisor has contractually agreed to waive fees and/or reimburse expenses, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses through August 31, 2005 to maintain each Fund's total operating expenses, as a percentage of average daily net assets, as follows: Equity Fund, 0.90%; Small Cap Growth Fund, 1.25%; and Bond Fund, 0.65%. For the six months ended February 29, 2004, the Advisor waived fees and/or reimbursed expenses of $28,089 for the Bond Fund, $37,635 for the Equity Fund, and $25,072 for the Small Cap Growth Fund.

The Trust retains Unified Fund Services, Inc. ("Unified") to manage each Fund's business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from each Fund equal to an annual average rate of 0.10% of the Fund's average daily net assets up to $50 million dollars, 0.07% of the Fund's average daily net assets from $50 million to $100 million, 0.05% of the Fund's average daily net assets from $100 million to $150 million and 0.03% of the Funds' average daily net assets over $150 million (subject to a $2,500 minimum monthly fee). For the six months ended February 29, 2004, Unified was entitled to fees of $14,885 for administrative services provided to the Bond Fund, $14,521 for administrative services provided to the Equity Fund, and $16,559 for administrative services provided to the Small Cap Growth Fund. All expense accruals and cash expense payments are periodically reviewed to ensure that fund administration minimum charges are compliant with contractual terms.

The Trust retains Unified to act as each Fund's transfer agent and to provide each Fund with fund accounting services. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per Fund plus out of pockets). For the six months

                                StoneRidge Funds
                        Notes to the Financial Statements
                          February 29, 2004 - continued
                                   (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

ended February 29, 2004, Unified received fees and reimbursement of out of pockets of $9,153, $8,144, and $8,035 for the Bond Fund, Equity Fund and Small Cap Growth Fund, respectively. All expense accruals and cash expense payments are periodically reviewed to ensure that transfer agency fee minimums are compliant with contractual terms. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.05% of each Fund's assets up to $50 million, 0.04% of each Fund's assets from $50 million to $100 million, 0.03% of each Fund's assets from $100 million to $150 million, and 0.02% over $150 million (subject to a monthly minimum fee of $1,667 per month). For the six months ended February 29, 2004, Unified received fees of $9,970 for fund accounting services provided to the Bond Fund, $9,852 for fund accounting services provided to the Equity Fund, and $10,045 for fund accounting services provided to the Small Cap Growth Fund.

Unified Financial Securities, Inc. acts as the principal distributor of each Fund's shares. There were no payments made to Unified Financial Securities, Inc. by the Funds for the six months ended February 28, 2004. Unified Fund Services, Inc. and Unified Financial Securities, Inc. are wholly owned subsidiaries of Unified Financial Services, Inc. Certain Trustees and officers have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

For the six months ended February 29, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                    Bond           Equity          Small Cap
                                    Fund            Fund          Growth Fund
Purchases
     U.S. Government Obligations $ 6,718,494    $         -        $         -
     Other                           270,902      4,880,183         22,205,136
Sales
     U.S. Government Obligations $ 1,577,906    $         -        $         -
     Other                         3,874,751      4,986,851         28,611,550

As of February 29, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                                 Bond           Equity         Small Cap
                                Fund            Fund         Growth Fund
Gross Appreciation            $ 626,688      $ 1,224,165      $ 5,275,695
Gross (Depreciation)            (40,629)        (184,859)      (1,161,846)

                           -------------  ---------------  ---------------
Net Appreciation
on Investments                $ 586,059      $ 1,039,306      $ 4,113,849
                           =============  ===============  ===============

At February 29, 2004, the aggregate cost of securities for federal income tax purposes were $22,688,736, $8,252,514, and $27,636,400 for the Bond Fund, Equity Fund and Small Cap Growth Fund, respectively.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                StoneRidge Funds
                        Notes to the Financial Statements
                          February 29, 2004 - continued
                                   (Unaudited)

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2004, Security Trust held 98.79% of the Bond Fund in an omnibus account for the benefit of others. As of February 29, 2004, Security Trust held 73.35% of the Equity Fund in an omnibus account for the benefit of others. As of February 29, 2004, Charles Schwab & Company held 32.81% of the Small Cap Growth Fund in an omnibus account for the benefit of others.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

Equity Fund. At August 31, 2003, the Equity Fund had available for federal tax purposes an unused capital loss carryforward of $1,878,306; of which $1,752,889 expires in 2010 and $125,417 expires in 2011. The Equity Fund has elected to defer post-October capital losses of $585,215.

Small Cap Growth Fund. At August 31, 2003, the Small Cap Growth Fund had available for federal tax purposes an unused capital loss carryforward of $6,597,375, of which $830,625 expires in 2010 and $5,766,750 expires in 2011.
The Small Cap Growth Fund has elected to defer post-October capital losses of $9,926,966.

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTION TO SHAREHOLDERS

Bond Fund. For the fiscal year ended August 31, 2003, the Fund paid monthly distributions of net investment income totaling $0.4406 per share.

The tax character of distributions paid during fiscal years 2003 and 2002 was as follows.

Distributions paid from:                      2003                2002
                                       ----------------    ----------------
        Ordinary income                  $ 1,039,063         $ 1,171,910
        Short-term Capital Gain                    -              69,580
        Long-term Capital Gain                     -             120,781
                                       ----------------    ----------------
                                         $ 1,039,063         $ 1,362,271
                                       ================    ================

For the six months ended February 29, 2004, the Fund paid monthly distributions of net investment income totaling $0.1729 per share. The Fund paid ordinary income dividends of $391,476, short-term capital gains of $382,139 and long-term capital gains of $360,710.

Equity Fund. There were no distributions during the fiscal year ended August 31, 2003.

The tax character of distributions paid during fiscal years ended August 31, 2003 and 2002 was as follows.

Distributions paid from:                      2003                2002
                                       ----------------    ----------------
        Ordinary income                   $         -        $      6,370
        Short-term Capital Gain                     -             150,435
        Long-term Capital Gain                      -              84,434
                                       ----------------    ----------------
                                          $         -        $    241,239
                                       ================    ================

                                StoneRidge Funds
                        Notes to the Financial Statements
                          February 29, 2004 - continued
                                   (Unaudited)

NOTE 8. DISTRIBUTION TO SHAREHOLDERS - continued

On December 29, 2003, the Fund paid investment income dividends of $0.0184 per share to shareholders of record on December 26, 2003. The Fund paid ordinary income dividends of $27,168.

Small Cap Growth Fund. There were no distributions during the six months ended February 29, 2004 or the fiscal years ended August 31, 2003 and August 31, 2002.

As of August 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

                                                    Bond              Equity             Small Cap
                                                    Fund               Fund             Growth Fund
                                               ---------------    ---------------    ------------------
Undistributed ordinary
     income/(accumulated losses)                    $ 101,604       $     23,763         $           -
Undistributed long-term capital
     gain/(accumulated losses)                        342,489         (1,903,250)           (7,979,084)
Unrealized appreciation/(depreciation)                 55,391           (202,751)           (7,308,687)
                                               ---------------    ---------------    ------------------
                                                    $ 499,484       $ (2,082,238)        $ (15,287,771)
                                               ===============    ===============    ==================


The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and the deferral of post-October losses.

NOTE 9. CHANGE IN ACCOUNTANTS

On March 14, 2004, Cohen McCurdy, Ltd. ("Cohen") was selected to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Funds' independent auditor for the 2004 fiscal year. The selection of Cohen was approved by the Board of Trustees and separately by the Audit Committee of the Trust.

McCurdy's report on the Funds' financial statements as of August 31, 2003 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the year ended August 31, 2003, and through the date of the engagement of Cohen, there were no disagreements between the Funds and McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of McCurdy, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge:
(1) upon request by calling the Fund at (800) 441-6978; and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov .


TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Timothy L. Ashburn, President and Asst. Secretary
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

INVESTMENT ADVISOR
StoneRidge Investment Partners, L.L.C.
7 Great Valley Parkway
Suite 290
Malvern, PA 19355

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn, LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

This report is intended only for the information of shareholders or those who have received the Funds' prospectus which contains information about the Funds' management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.  Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not Required

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of April 7, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

 (a)(1)  Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Unified Series Trust

By
*       /s/ Timothy Ashburn
         Timothy Ashburn, President

Date       May 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*       /s/ Timothy Ashburn
         Timothy Ashburn, President

Date     May 10, 2004
    -----            -----

By
*       /s/ Thomas Napurano
 ------------------------------------------------------------------
         Thomas Napurano, Chief Financial Officer and Treasurer

Date    May 10, 2004